ACCOUNTING POLICIES (Borrowing Costs) (Details) - USD ($) $ in Thousands			12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022
Disclosure of significant accounting policies [Abstract]
Borrowing costs capitalised	$ 400	$ 6,300	$ 0	$ 403